Schedule of Fair Value Measure Estimation Of Convertible Debenture (Details) - Convertable Debenture [Member]	12 Months Ended
Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Share price estimation	$ 2.50
Exercise price estimation	$ 67.50
Time to maturity estimation	6 months 29 days
Risk-free rate estimation	2.58%
Expected volatility estimation	41.91%
Dividend yield estimation
Dilution factor estimation	33.28%